Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 156,463
Ending balance	145,925	$ 156,463
Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	157,680	130,632
Additions	7,124	8,469
Scrapped	(410)
Exchange differences	(15,268)	18,579
Ending balance	149,126	157,680
Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(1,217)	(153)
Amortization charge	(2,200)	(960)
Exchange differences	216	(104)
Ending balance	(3,201)	(1,217)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance	143,826
Ending balance	130,364	143,826
Goodwill | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	143,826	126,624
Exchange differences	(13,462)	17,202
Ending balance	130,364	143,826
Capitalized Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,291
Ending balance	9,361	2,291
Capitalized Software | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,786
Additions	2,860
Scrapped	(245)
Reclassification	6,553	2,463
Exchange differences	(787)	323
Ending balance	11,167	2,786
Capitalized Software | Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(495)
Amortization charge	(1,420)	(454)
Exchange differences	109	(41)
Ending balance	(1,806)	(495)
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,503
Ending balance	3,125	2,503
Other Intangible Assets | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,225	1,108
Additions	1,667	1,777
Exchange differences	(372)	340
Ending balance	4,520	3,225
Other Intangible Assets | Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(722)	(153)
Amortization charge	(780)	(506)
Exchange differences	107	(63)
Ending balance	(1,395)	(722)
Ongoing Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	7,843
Ending balance	3,075	7,843
Ongoing Development Costs | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	7,843	2,900
Additions	2,597	6,692
Scrapped	(165)
Reclassification	(6,553)	(2,463)
Exchange differences	(647)	714
Ending balance	$ 3,075	$ 7,843